Contracts in Progress - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Revenue From Contracts With Customers [Abstract]
Revenue that was included in contract liability balance at beginning of period	$ 85.6
Amortisation, assets recognised from costs incurred to obtain or fulfil contracts with customers	$ 19.3	$ 21.4	$ 20.9